Document And Entity Information	6 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001918767
Document Type	N-CSRS
Entity Registrant Name	Constitution Capital Access Fund, LLC
Document Period End Date	Sep. 30, 2025
Amendment Flag	false